Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.1%)
	Cogent Communications Holdings Inc.	391,757	20,434
*	Yelp Inc. Class A	568,968	19,294
*	TechTarget Inc.	250,444	14,826
	Telephone & Data Systems Inc.	947,246	13,167
*	Cinemark Holdings Inc.	1,084,511	13,133
	Shutterstock Inc.	210,385	10,555
	Scholastic Corp.	272,950	8,396
*	Gogo Inc.	559,504	6,781
*	EW Scripps Co. Class A	558,352	6,293
*	AMC Networks Inc. Class A	298,625	6,062
	Shenandoah Telecommunications Co.	350,457	5,965
*	QuinStreet Inc.	519,507	5,455
*	Thryv Holdings Inc.	198,489	4,531
*	Cars.com Inc.	363,813	4,184
	ATN International Inc.	101,958	3,932
*	Consolidated Communications Holdings Inc.	823,253	3,425
	Marcus Corp.	227,873	3,165
*	Gannett Co. Inc.	1,375,202	2,104
			151,702
Consumer Discretionary (12.6%)
	Academy Sports & Outdoors Inc.	753,406	31,779
*	Asbury Automotive Group Inc.	205,063	30,985
	Signet Jewelers Ltd.	433,095	24,769
*	Meritage Homes Corp.	328,018	23,050
	LCI Industries	226,855	23,017
*	National Vision Holdings Inc.	694,880	22,688
	Group 1 Automotive Inc.	147,153	21,024
*	Dorman Products Inc.	248,845	20,435
	Steven Madden Ltd.	699,051	18,644
	Installed Building Products Inc.	210,447	17,044
*	Sonos Inc.	1,181,849	16,428
*	Stride Inc.	385,000	16,182
	Winnebago Industries Inc.	299,536	15,938
*	Shake Shack Inc. Class A	352,560	15,858
*	LGI Homes Inc.	192,850	15,692
*	Adtalem Global Education Inc.	430,289	15,684
*	Cavco Industries Inc.	75,024	15,437
*	Boot Barn Holdings Inc.	261,614	15,294
*	Frontdoor Inc.	746,267	15,216
*	Gentherm Inc.	295,192	14,680
*	Leslie's Inc.	996,372	14,657

		Shares	Market Value ($000)
*	iRobot Corp.	260,075	14,650
*	ODP Corp.	414,478	14,569
	Kontoor Brands Inc.	423,312	14,228
	MDC Holdings Inc.	517,122	14,179
	Bloomin' Brands Inc.	763,896	14,002
	Jack in the Box Inc.	187,786	13,909
	American Eagle Outfitters Inc.	1,332,200	12,962
	Oxford Industries Inc.	144,144	12,941
*	Tri Pointe Homes Inc.	850,795	12,855
	Strategic Education Inc.	206,827	12,701
*	Dave & Buster's Entertainment Inc.	401,500	12,459
*	Six Flags Entertainment Corp.	702,072	12,427
*	Sally Beauty Holdings Inc.	963,422	12,139
	Monro Inc.	278,596	12,108
*	Vista Outdoor Inc.	494,030	12,015
	Century Communities Inc.	279,377	11,952
	Wolverine World Wide Inc.	770,273	11,854
*	Brinker International Inc.	424,211	10,597
*	XPEL Inc.	161,110	10,382
	Cheesecake Factory Inc.	344,500	10,087
	Dine Brands Global Inc.	152,222	9,675
*	M/I Homes Inc.	263,234	9,537
*	Urban Outfitters Inc.	472,309	9,281
	La-Z-Boy Inc.	404,759	9,135
	Patrick Industries Inc.	207,152	9,082
	Rent-A-Center Inc.	472,503	8,274
	Designer Brands Inc. Class A	532,209	8,148
	Sonic Automotive Inc. Class A	184,012	7,968
	Sturm Ruger & Co. Inc.	156,438	7,945
*	Abercrombie & Fitch Co. Class A	505,867	7,866
	Buckle Inc.	242,484	7,677
*	American Axle & Manufacturing Holdings Inc.	1,120,039	7,650
	Caleres Inc.	303,293	7,346
*	Sleep Number Corp.	216,208	7,310
*	Perdoceo Education Corp.	645,960	6,653
	Hibbett Inc.	132,145	6,582
*	Monarch Casino & Resort Inc.	113,156	6,353
*	MarineMax Inc.	207,756	6,189
*	Green Brick Partners Inc.	280,248	5,992
*	G-III Apparel Group Ltd.	383,632	5,735
*	BJ's Restaurants Inc.	232,323	5,541
	Standard Motor Products Inc.	169,176	5,498
*	Golden Entertainment Inc.	155,904	5,439
	Ruth's Hospitality Group Inc.	321,224	5,416
*	Chico's FAS Inc.	1,071,871	5,188
*	Genesco Inc.	131,184	5,158
*	Liquidity Services Inc.	293,626	4,774
	Guess? Inc.	301,461	4,422
*	Chuy's Holdings Inc.	179,289	4,156
	Big Lots Inc.	261,112	4,076
	PetMed Express Inc.	205,830	4,018
*	Zumiez Inc.	182,212	3,923
*	Bed Bath & Beyond Inc.	639,100	3,892
	Ethan Allen Interiors Inc.	173,035	3,658
	Movado Group Inc.	126,859	3,575
*	America's Car-Mart Inc.	57,500	3,509
	Shoe Carnival Inc.	147,890	3,171
*	Children's Place Inc.	102,096	3,154

		Shares	Market Value ($000)
*	Motorcar Parts of America Inc.	206,780	3,147
*	Mister Car Wash Inc.	353,447	3,033
	Haverty Furniture Cos. Inc.	120,981	3,012
*	Tupperware Brands Corp.	429,257	2,812
	Aaron's Co. Inc.	280,314	2,725
*	Universal Electronics Inc.	119,032	2,341
*	WW International Inc.	484,300	1,903
*	El Pollo Loco Holdings Inc.	201,484	1,797
*	LL Flooring Holdings Inc.	211,359	1,465
	Cato Corp. Class A	135,022	1,288
*	Unifi Inc.	87,415	831
*	Conn's Inc.	84,515	598
			915,435
Consumer Staples (4.9%)
*	Hostess Brands Inc. Class A	1,158,249	26,918
*	Simply Good Foods Co.	780,464	24,967
	WD-40 Co.	127,971	22,490
*	TreeHouse Foods Inc.	512,749	21,751
	Cal-Maine Foods Inc.	340,537	18,930
	J & J Snack Foods Corp.	138,605	17,945
	Edgewell Personal Care Co.	479,770	17,943
*	United Natural Foods Inc.	502,427	17,268
*	elf Beauty Inc.	431,839	16,246
	MGP Ingredients Inc.	132,955	14,115
	PriceSmart Inc.	211,870	12,202
	Inter Parfums Inc.	160,307	12,097
	Medifast Inc.	107,487	11,647
*	Central Garden & Pet Co. Class A	333,925	11,407
	Universal Corp.	225,958	10,403
	B&G Foods Inc.	612,529	10,101
	SpartanNash Co.	347,087	10,072
	Vector Group Ltd.	1,140,901	10,051
	Andersons Inc.	312,031	9,682
	National Beverage Corp.	222,600	8,579
*	Hain Celestial Group Inc.	500,000	8,440
*	Chefs' Warehouse Inc.	278,700	8,074
	Fresh Del Monte Produce Inc.	294,655	6,848
*	USANA Health Sciences Inc.	115,384	6,467
	John B Sanfilippo & Son Inc.	84,033	6,364
	Calavo Growers Inc.	158,652	5,037
*	Central Garden & Pet Co.	125,630	4,528
*	Seneca Foods Corp. Class A	88,875	4,483
	Tootsie Roll Industries Inc.	87,750	2,920
			357,975
Energy (4.6%)
	Helmerich & Payne Inc.	1,155,517	42,719
	SM Energy Co.	1,060,803	39,897
*	PBF Energy Inc. Class A	1,017,779	35,785
	Patterson-UTI Energy Inc.	2,434,793	28,438
	Civitas Resources Inc.	478,475	27,460
	CONSOL Energy Inc.	288,633	18,565
*	Callon Petroleum Co.	424,640	14,867
*	Green Plains Inc.	487,439	14,170
	World Fuel Services Corp.	583,841	13,685
*	Nabors Industries Ltd.	87,916	8,919
*	Laredo Petroleum Inc.	139,904	8,793
*	Talos Energy Inc.	528,019	8,792

		Shares	Market Value ($000)
*	Oceaneering International Inc.	1,020,537	8,123
*	Par Pacific Holdings Inc.	414,050	6,795
*	US Silica Holdings Inc.	607,828	6,656
	Ranger Oil Corp.	195,429	6,146
	Core Laboratories NV	452,753	6,103
*	REX American Resources Corp.	195,783	5,466
*	Bristow Group Inc. Class A	217,982	5,120
*	ProPetro Holding Corp.	625,968	5,039
	Archrock Inc.	768,803	4,936
*	Dril-Quip Inc.	251,984	4,919
	RPC Inc.	704,098	4,879
	Dorian LPG Ltd.	182,302	2,474
*	Helix Energy Solutions Group Inc.	551,500	2,129
*	Oil States International Inc.	508,624	1,979
*	DMC Global Inc.	100,242	1,602
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	35,166	638
			335,094
Financials (18.8%)
	ServisFirst Bancshares Inc.	425,162	34,013
	Independent Bank Corp. (Massachusetts)	424,091	31,607
	Assured Guaranty Ltd.	628,522	30,452
	Community Bank System Inc.	493,568	29,654
	United Community Banks Inc.	890,130	29,463
	First Hawaiian Inc.	1,173,534	28,904
	CVB Financial Corp.	1,139,074	28,841
	American Equity Investment Life Holding Co.	764,605	28,512
*	Mr Cooper Group Inc.	688,243	27,874
	WSFS Financial Corp.	590,457	27,433
	Ameris Bancorp	600,961	26,869
	Pacific Premier Bancorp Inc.	854,134	26,444
	First Bancorp (XNYS)	1,926,279	26,351
	BankUnited Inc.	760,978	26,003
	Simmons First National Corp. Class A	1,146,139	24,974
	Walker & Dunlop Inc.	267,294	22,381
*	Trupanion Inc.	353,921	21,034
	Columbia Banking System Inc.	711,752	20,562
	Independent Bank Group Inc.	327,529	20,107
	Banner Corp.	325,349	19,222
*	Palomar Holdings Inc.	216,317	18,110
	First Financial Bancorp	808,241	17,038
*	Axos Financial Inc.	486,551	16,655
	Lakeland Financial Corp.	221,069	16,096
	Renasant Corp.	511,458	15,998
*	NMI Holdings Inc. Class A	784,950	15,989
*	Genworth Financial Inc. Class A	4,434,092	15,519
	Park National Corp.	124,522	15,500
	Seacoast Banking Corp. of Florida	512,429	15,491
	Piper Sandler Cos.	145,702	15,261
	Flagstar Bancorp Inc.	456,449	15,245
	Northwest Bancshares Inc.	1,123,000	15,172
	NBT Bancorp Inc.	397,298	15,077
	Berkshire Hills Bancorp Inc.	538,909	14,712
	BancFirst Corp.	162,159	14,508
	Veritex Holdings Inc.	518,868	13,797
	Westamerica Bancorp	258,446	13,514
	City Holding Co.	151,444	13,432
	PennyMac Mortgage Investment Trust	1,138,050	13,406
*	PRA Group Inc.	405,284	13,318

		Shares	Market Value ($000)
	Trustmark Corp.	429,145	13,145
	Eagle Bancorp Inc.	281,288	12,607
	Hilltop Holdings Inc.	502,674	12,491
	Horace Mann Educators Corp.	353,448	12,473
*	Triumph Bancorp Inc.	229,364	12,466
	Hope Bancorp Inc.	975,238	12,327
	OFG Bancorp	489,877	12,311
	Provident Financial Services Inc.	630,159	12,288
*	StoneX Group Inc.	141,203	11,711
*	Bancorp Inc.	525,050	11,541
*	Encore Capital Group Inc.	243,286	11,065
	Southside Bancshares Inc.	311,077	11,000
	FB Financial Corp.	286,544	10,949
	Safety Insurance Group Inc.	133,527	10,890
	National Bank Holdings Corp. Class A	292,987	10,838
	Virtus Investment Partners Inc.	67,590	10,782
	First Commonwealth Financial Corp.	837,002	10,747
	Two Harbors Investment Corp.	3,166,856	10,514
	First Bancorp (XNGS)	284,544	10,409
	Stewart Information Services Corp.	236,889	10,338
	Capitol Federal Financial Inc.	1,228,309	10,195
*	Green Dot Corp. Class A	527,473	10,011
	Employers Holdings Inc.	288,542	9,952
	S&T Bancorp Inc.	333,642	9,779
	Pathward Financial Inc.	286,432	9,441
	Apollo Commercial Real Estate Finance Inc.	1,133,246	9,406
*	Donnelley Financial Solutions Inc.	245,808	9,088
*	Enova International Inc.	309,786	9,067
	Brookline Bancorp Inc.	776,744	9,049
	ProAssurance Corp.	456,119	8,899
	Northfield Bancorp Inc.	607,598	8,695
	Tompkins Financial Corp.	118,613	8,614
	Dime Community Bancshares Inc.	289,341	8,472
	New York Mortgage Trust Inc.	3,581,448	8,381
	Banc of California Inc.	493,661	7,884
	AMERISAFE Inc.	168,541	7,876
	James River Group Holdings Ltd.	340,540	7,768
*	Blucora Inc.	401,033	7,756
*	Customers Bancorp Inc.	253,178	7,464
	Brightsphere Investment Group Inc.	497,935	7,424
	HomeStreet Inc.	250,294	7,211
	Preferred Bank	106,859	6,970
	B. Riley Financial Inc.	153,854	6,850
	Franklin BSP Realty Trust Inc.	624,809	6,729
	KKR Real Estate Finance Trust Inc.	408,513	6,638
	Allegiance Bancshares Inc.	157,976	6,577
	TrustCo Bank Corp.	202,771	6,371
	Ready Capital Corp.	611,439	6,200
*	World Acceptance Corp.	57,458	5,563
	Redwood Trust Inc.	962,518	5,525
	Heritage Financial Corp.	206,560	5,468
	Central Pacific Financial Corp.	249,414	5,160
	Ellington Financial Inc.	446,936	5,082
*	PROG Holdings Inc.	321,221	4,812
	ARMOUR Residential REIT Inc.	982,224	4,783
	Hanmi Financial Corp.	201,031	4,760
	WisdomTree Investments Inc.	917,779	4,295
	Invesco Mortgage Capital Inc.	334,250	3,710

		Shares	Market Value ($000)
	HCI Group Inc.	93,506	3,665
	United Fire Group Inc.	126,406	3,632
*	Ambac Financial Group Inc.	284,409	3,626
*	EZCORP Inc. Class A	435,668	3,359
	Granite Point Mortgage Trust Inc.	458,448	2,952
	CBTX Inc.	97,450	2,850
	Mercury General Corp.	94,900	2,697
	Universal Insurance Holdings Inc.	220,302	2,170
*	SiriusPoint Ltd.	379,955	1,881
*	LendingTree Inc.	30,385	725
*	Selectquote Inc.	896,300	654
			1,371,566
Health Care (12.8%)
*	Lantheus Holdings Inc.	612,940	43,108
*	AMN Healthcare Services Inc.	402,593	42,659
*	Cytokinetics Inc.	833,337	40,375
	Ensign Group Inc.	474,260	37,704
*	Merit Medical Systems Inc.	470,944	26,613
*	Corcept Therapeutics Inc.	937,433	24,036
*	Glaukos Corp.	444,174	23,648
	Select Medical Holdings Corp.	1,024,999	22,652
*	Prestige Consumer Healthcare Inc.	447,428	22,295
*	Pacira BioSciences Inc.	413,900	22,015
	CONMED Corp.	266,941	21,401
*	Covetrus Inc.	959,981	20,044
*	Integer Holdings Corp.	305,399	19,005
*	Allscripts Healthcare Solutions Inc.	1,240,088	18,887
*	Supernus Pharmaceuticals Inc.	497,793	16,850
	Owens & Minor Inc.	676,908	16,313
*	AdaptHealth Corp. Class A	798,000	14,986
	Embecta Corp.	514,622	14,816
*	Myriad Genetics Inc.	768,004	14,654
*	Xencor Inc.	552,829	14,362
*	Addus HomeCare Corp.	145,435	13,851
*	Ligand Pharmaceuticals Inc.	159,914	13,770
*	Apollo Medical Holdings Inc.	334,291	13,037
*	Vir Biotechnology Inc.	675,168	13,017
*	Pediatrix Medical Group Inc.	779,449	12,869
*	CorVel Corp.	91,060	12,605
*	Meridian Bioscience Inc.	397,969	12,548
*	Ironwood Pharmaceuticals Inc. Class A	1,177,620	12,200
*	ModivCare Inc.	113,615	11,325
*	Arcus Biosciences Inc.	431,969	11,300
*	Harmony Biosciences Holdings Inc.	246,710	10,927
*	Dynavax Technologies Corp.	1,041,620	10,875
*	Catalyst Pharmaceuticals Inc.	814,100	10,445
*	Cross Country Healthcare Inc.	361,475	10,255
*	Avid Bioservices Inc.	517,644	9,897
*	Vericel Corp.	421,728	9,784
*	Amphastar Pharmaceuticals Inc.	347,066	9,753
*	Avanos Medical Inc.	442,418	9,636
*	NextGen Healthcare Inc.	540,439	9,566
*	REGENXBIO Inc.	359,931	9,513
*	Emergent BioSolutions Inc.	438,501	9,204
	US Physical Therapy Inc.	120,900	9,191
*	Enanta Pharmaceuticals Inc.	169,256	8,779
	LeMaitre Vascular Inc.	172,481	8,741
*	NeoGenomics Inc.	1,013,002	8,722

		Shares	Market Value ($000)
*	RadNet Inc.	423,397	8,616
*	Varex Imaging Corp.	359,496	7,600
	Simulations Plus Inc.	155,510	7,548
*	uniQure NV	394,699	7,405
*	Heska Corp.	101,333	7,389
*	Innoviva Inc.	628,018	7,291
*	AngioDynamics Inc.	351,845	7,199
	Mesa Laboratories Inc.	48,667	6,854
*	Fulgent Genetics Inc.	179,087	6,827
*	Cutera Inc.	148,725	6,782
*	Coherus Biosciences Inc.	691,007	6,641
*	Enhabit Inc.	451,061	6,333
*	Hanger Inc.	333,871	6,250
*	BioLife Solutions Inc.	258,328	5,877
*	Nektar Therapeutics Class A	1,784,425	5,710
*	Vanda Pharmaceuticals Inc.	550,471	5,439
*	Inogen Inc.	216,170	5,249
*	Collegium Pharmaceutical Inc.	323,880	5,189
*	HealthStream Inc.	241,975	5,144
*	Artivion Inc.	356,153	4,929
*	Cardiovascular Systems Inc.	339,174	4,701
*	Computer Programs & Systems Inc.	162,558	4,532
*	Surmodics Inc.	134,532	4,090
*	Cara Therapeutics Inc.	421,691	3,947
*	Orthofix Medical Inc.	190,821	3,647
*	Anika Therapeutics Inc.	147,939	3,521
*	iTeos Therapeutics Inc.	176,300	3,359
*	ANI Pharmaceuticals Inc.	96,444	3,100
*	OraSure Technologies Inc.	773,064	2,930
*	Pennant Group Inc.	275,989	2,873
*	Eagle Pharmaceuticals Inc.	105,374	2,784
	Phibro Animal Health Corp. Class A	204,867	2,723
*	Community Health Systems Inc.	945,768	2,033
*	Zimvie Inc.	182,029	1,797
*	OptimizeRx Corp.	96,088	1,424
*	Organogenesis Holdings Inc. Class A	397,982	1,289
*	Joint Corp.	66,038	1,037
	Zynex Inc.	82,450	748
*,1	Lantheus Holdings Inc. CVR	933,227	—
			929,040
Industrials (16.1%)
	Exponent Inc.	473,094	41,476
	UFP Industries Inc.	572,461	41,309
	Applied Industrial Technologies Inc.	342,232	35,175
	Comfort Systems USA Inc.	322,847	31,423
	Mueller Industries Inc.	508,084	30,200
	Franklin Electric Co. Inc.	349,797	28,582
*	Aerojet Rocketdyne Holdings Inc.	658,345	26,327
*	Resideo Technologies Inc.	1,319,026	25,141
	Arcosa Inc.	439,342	25,122
	John Bean Technologies Corp.	285,596	24,561
	Hillenbrand Inc.	654,735	24,042
	UniFirst Corp.	141,574	23,817
	Korn Ferry	502,400	23,588
	Matson Inc.	377,175	23,204
	ABM Industries Inc.	600,945	22,974
	Forward Air Corp.	253,798	22,908
*	SPX Technologies Inc.	413,851	22,853

		Shares	Market Value ($000)
	Albany International Corp. Class A	288,571	22,748
*	Atlas Air Worldwide Holdings Inc.	236,759	22,627
*	Hub Group Inc. Class A	306,415	21,136
	Encore Wire Corp.	181,296	20,947
	Boise Cascade Co.	349,682	20,792
	Moog Inc. Class A	293,512	20,649
	AAON Inc.	376,589	20,291
	Federal Signal Corp.	543,014	20,265
	Brady Corp. Class A	444,249	18,538
*	AeroVironment Inc.	211,054	17,593
	ESCO Technologies Inc.	236,469	17,366
	EnPro Industries Inc.	193,207	16,419
	ArcBest Corp.	224,998	16,364
*	GMS Inc.	407,405	16,300
	Lindsay Corp.	99,291	14,226
*	MYR Group Inc.	164,919	13,974
*	Gibraltar Industries Inc.	309,283	12,659
	Trinity Industries Inc.	581,990	12,425
	Barnes Group Inc.	428,484	12,375
	Griffon Corp.	418,264	12,347
*	NV5 Global Inc.	98,951	12,252
*	KAR Auction Services Inc.	1,081,409	12,079
*	Veritiv Corp.	119,285	11,662
*	PGT Innovations Inc.	554,669	11,626
*	Allegiant Travel Co.	156,323	11,408
	Alamo Group Inc.	91,127	11,142
	Granite Construction Inc.	415,500	10,550
	HNI Corp.	384,624	10,196
	Marten Transport Ltd.	521,405	9,990
*	NOW Inc.	980,852	9,858
	Enerpac Tool Group Corp. Class A	543,883	9,697
*	CoreCivic Inc.	1,082,815	9,572
*	AAR Corp.	264,628	9,479
	Tennant Co.	166,864	9,438
*	3D Systems Corp.	1,173,473	9,364
*	GEO Group Inc.	1,180,388	9,089
	Standex International Corp.	108,311	8,844
	AZZ Inc.	237,545	8,673
*	Proto Labs Inc.	234,187	8,531
	Greenbrier Cos. Inc.	345,364	8,382
	Apogee Enterprises Inc.	214,100	8,183
*	Hawaiian Holdings Inc.	574,096	7,549
	Wabash National Corp.	459,759	7,154
*	SkyWest Inc.	427,471	6,951
	Quanex Building Products Corp.	378,344	6,871
	Kaman Corp.	238,512	6,662
	Deluxe Corp.	394,205	6,564
	Heartland Express Inc.	430,042	6,154
*	TrueBlue Inc.	311,369	5,941
	Resources Connection Inc.	328,047	5,928
*	Viad Corp.	187,586	5,924
	Astec Industries Inc.	184,794	5,764
	Matthews International Corp. Class A	254,564	5,705
*	Titan International Inc.	430,693	5,229
	Insteel Industries Inc.	191,383	5,077
*	Triumph Group Inc.	572,691	4,919
	Interface Inc. Class A	545,131	4,901
	Heidrick & Struggles International Inc.	176,875	4,597

		Shares	Market Value ($000)
	Kelly Services Inc. Class A	303,873	4,130
	Pitney Bowes Inc.	1,757,280	4,094
*	Forrester Research Inc.	112,916	4,066
*	Sun Country Airlines Holdings Inc.	280,000	3,811
	Healthcare Services Group Inc.	288,619	3,489
*	American Woodmark Corp.	76,098	3,338
*	DXP Enterprises Inc.	134,152	3,177
*	Harsco Corp.	823,592	3,080
	National Presto Industries Inc.	45,693	2,972
	Park Aerospace Corp.	232,914	2,571
	Powell Industries Inc.	99,676	2,101
*	CIRCOR International Inc.	73,566	1,213
			1,172,690
Information Technology (12.5%)
*	Rogers Corp.	171,350	41,446
*	SPS Commerce Inc.	325,785	40,472
*	Fabrinet	329,299	31,432
*	Onto Innovation Inc.	443,649	28,416
*	Alarm.com Holdings Inc.	429,770	27,875
*	Viavi Solutions Inc.	2,104,113	27,459
	Advanced Energy Industries Inc.	344,868	26,696
*	Diodes Inc.	403,598	26,198
	Badger Meter Inc.	269,452	24,895
*	Sanmina Corp.	536,365	24,716
*	Rambus Inc.	965,797	24,551
*	Insight Enterprises Inc.	282,581	23,287
*	Plexus Corp.	257,570	22,553
	Kulicke & Soffa Industries Inc.	540,262	20,816
*	MaxLinear Inc. Class A	635,396	20,727
*	Perficient Inc.	304,397	19,792
*	NetScout Systems Inc.	631,341	19,774
*	Axcelis Technologies Inc.	308,032	18,654
*	FormFactor Inc.	707,881	17,732
	Progress Software Corp.	402,785	17,138
	EVERTEC Inc.	546,291	17,126
*	Itron Inc.	390,214	16,432
*	Extreme Networks Inc.	1,162,220	15,190
	CSG Systems International Inc.	281,528	14,887
	Adeia Inc.	987,513	13,963
	CTS Corp.	305,072	12,706
	Methode Electronics Inc.	334,396	12,423
*	Digital Turbine Inc.	854,032	12,307
*	TTM Technologies Inc.	920,881	12,137
*	Digi International Inc.	339,150	11,724
	ADTRAN Holdings Inc.	590,996	11,572
*	Cohu Inc.	444,688	11,464
	InterDigital Inc.	283,291	11,451
*	Harmonic Inc.	863,884	11,291
*	Ultra Clean Holdings Inc.	435,506	11,214
*	OSI Systems Inc.	152,645	11,000
*	Agilysys Inc.	193,855	10,730
*	Knowles Corp.	815,541	9,925
*	ePlus Inc.	238,172	9,894
*	Clearfield Inc.	94,365	9,874
*	LiveRamp Holdings Inc.	523,978	9,515
*	Photronics Inc.	604,454	8,837
	Benchmark Electronics Inc.	346,380	8,583
*	Veeco Instruments Inc.	436,516	7,997

		Shares	Market Value ($000)
	TTEC Holdings Inc.	169,434	7,508
*	Avid Technology Inc.	322,300	7,497
	A10 Networks Inc.	534,209	7,089
*	PDF Solutions Inc.	273,070	6,698
*	Ichor Holdings Ltd.	271,805	6,580
*	SMART Global Holdings Inc.	411,482	6,530
*	LivePerson Inc.	690,716	6,507
*	Consensus Cloud Solutions Inc.	136,686	6,465
*	ScanSource Inc.	222,816	5,885
*	NETGEAR Inc.	284,579	5,703
*	CEVA Inc.	214,708	5,632
*	Cerence Inc.	353,204	5,563
*	Alpha & Omega Semiconductor Ltd.	170,494	5,244
*	FARO Technologies Inc.	187,685	5,150
	PC Connection Inc.	97,683	4,405
	Ebix Inc.	229,587	4,355
*	8x8 Inc.	1,219,001	4,206
*	Unisys Corp.	488,511	3,688
*	Corsair Gaming Inc.	306,313	3,477
*	Arlo Technologies Inc.	749,118	3,476
*	OneSpan Inc.	328,283	2,826
	Comtech Telecommunications Corp.	275,394	2,757
*	Diebold Nixdorf Inc.	909,960	2,220
			906,332
Materials (5.4%)
*	Livent Corp.	1,589,478	48,717
	Balchem Corp.	285,136	34,667
*	ATI Inc.	1,129,641	30,060
	HB Fuller Co.	457,108	27,472
	Innospec Inc.	215,690	18,478
*	O-I Glass Inc.	1,408,600	18,241
	Quaker Chemical Corp.	120,014	17,328
	Stepan Co.	183,766	17,213
*	Arconic Corp.	955,557	16,283
	Materion Corp.	178,538	14,283
	Carpenter Technology Corp.	432,979	13,483
	Warrior Met Coal Inc.	449,413	12,781
	Compass Minerals International Inc.	317,258	12,224
	Mativ Holdings Inc.	521,608	11,517
	Minerals Technologies Inc.	215,800	10,663
	Sylvamo Corp.	313,851	10,640
	Kaiser Aluminum Corp.	148,350	9,101
*	TimkenSteel Corp.	553,914	8,303
	AdvanSix Inc.	251,748	8,081
	Hawkins Inc.	200,222	7,807
	Trinseo plc	376,211	6,892
*	Clearwater Paper Corp.	155,957	5,864
	American Vanguard Corp.	268,629	5,023
	Myers Industries Inc.	299,183	4,928
	Mercer International Inc.	367,863	4,525
	Koppers Holdings Inc.	214,113	4,449
	SunCoke Energy Inc.	601,155	3,493
*	Century Aluminum Co.	621,577	3,282
	Olympic Steel Inc.	119,973	2,737
	Haynes International Inc.	59,457	2,088
*	Rayonier Advanced Materials Inc.	646,996	2,038
	Tredegar Corp.	114,911	1,085

		Shares	Market Value ($000)
	FutureFuel Corp.	116,083	701
			394,447
Real Estate (7.7%)
	Agree Realty Corp.	681,718	46,071
	Essential Properties Realty Trust Inc.	1,208,407	23,504
	Innovative Industrial Properties Inc.	262,131	23,199
	LXP Industrial Trust	2,529,832	23,173
	Four Corners Property Trust Inc.	728,048	17,611
	Outfront Media Inc.	1,134,400	17,232
	SITE Centers Corp.	1,592,386	17,054
	CareTrust REIT Inc.	928,982	16,824
	DiamondRock Hospitality Co.	2,166,832	16,273
	Xenia Hotels & Resorts Inc.	1,177,020	16,231
	Sunstone Hotel Investors Inc.	1,702,155	16,034
	Retail Opportunity Investments Corp.	1,107,701	15,242
	LTC Properties Inc.	401,412	15,033
	Uniti Group Inc.	2,143,411	14,897
	Washington REIT	796,639	13,989
	Easterly Government Properties Inc. Class A	822,787	12,975
	Tanger Factory Outlet Centers Inc.	926,277	12,671
	American Assets Trust Inc.	487,273	12,533
	Urban Edge Properties	841,747	11,229
	Brandywine Realty Trust	1,626,633	10,980
	Acadia Realty Trust	843,956	10,651
	Global Net Lease Inc.	978,311	10,419
*	Anywhere Real Estate Inc.	1,281,017	10,389
	Getty Realty Corp.	378,548	10,179
	Alexander & Baldwin Inc.	611,103	10,132
*	Veris Residential Inc.	884,098	10,052
	Service Properties Trust	1,839,067	9,545
	St. Joe Co.	296,000	9,481
	NexPoint Residential Trust Inc.	202,383	9,352
	Hudson Pacific Properties Inc.	825,900	9,044
	Centerspace	128,643	8,660
	Summit Hotel Properties Inc.	1,267,470	8,517
	Community Healthcare Trust Inc.	231,739	7,589
	Marcus & Millichap Inc.	214,090	7,018
	iStar Inc.	757,743	7,017
	Office Properties Income Trust	480,614	6,753
*	Chatham Lodging Trust	631,851	6,236
	Hersha Hospitality Trust Class A	729,717	5,823
	Armada Hoffler Properties Inc.	543,095	5,637
	RPT Realty	704,323	5,325
	Industrial Logistics Properties Trust	933,610	5,135
	Orion Office REIT Inc.	535,750	4,688
	Safehold Inc.	152,563	4,037
	Urstadt Biddle Properties Inc. Class A	260,048	4,033
	Universal Health Realty Income Trust	89,378	3,862
	Saul Centers Inc.	99,219	3,721
	RE/MAX Holdings Inc. Class A	183,245	3,465
	Whitestone REIT	366,250	3,098
	Douglas Elliman Inc.	738,650	3,028
	Franklin Street Properties Corp.	878,963	2,312
	Diversified Healthcare Trust	201,717	200
			558,153
Utilities (2.3%)
	South Jersey Industries Inc.	1,130,418	37,779

			Shares	Market Value ($000)
		American States Water Co.	357,121	27,838
		California Water Service Group	500,133	26,352
		Avista Corp.	659,607	24,438
		Chesapeake Utilities Corp.	161,212	18,602
		Northwest Natural Holding Co.	316,770	13,741
		Middlesex Water Co.	162,934	12,579
		Unitil Corp.	132,637	6,161
				167,490
Total Common Stocks (Cost $5,628,569)				7,259,924
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $19,276)	2.828%	192,832	19,277
Total Investments (100.1%) (Cost $5,647,845)				7,279,201
Other Assets and Liabilities—Net (-0.1%)				(4,531)
Net Assets (100%)				7,274,670
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	253	21,123	(1,652)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,259,924	—	—	7,259,924
Temporary Cash Investments	19,277	—	—	19,277
Total	7,279,201	—	—	7,279,201

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,652	—	—	1,652
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.